AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Long-Term Investments — 92.0%
Affiliated Mutual Fund — 23.9%
Fixed Income
AST J.P. Morgan Fixed Income Central Portfolio* (cost $509,392,860)(wa)	49,843,626	$553,762,684
Common Stocks — 61.3%
Australia — 0.2%
BHP Group Ltd.	145,230	4,508,834
Rio Tinto PLC	14,546	1,032,586
		5,541,420
Austria — 0.0%
Raiffeisen Bank International AG	1,188	23,664
Belgium — 0.2%
KBC Group NV	43,802	3,484,801
Brazil — 0.3%
Atacadao SA*	31,198	53,030
B3 SA - Brasil Bolsa Balcao	204,881	403,918
Banco BTG Pactual SA, UTS	12,862	79,046
Banco do Brasil SA	32,117	160,830
BB Seguridade Participacoes SA	3,174	20,812
Centrais Eletricas Brasileiras SA	6,521	47,043
Cia de Saneamento Basico do Estado de Sao Paulo	2,729	45,215
Itau Unibanco Holding SA, ADR(a)	111,957	744,514
Localiza Rent a Car SA	11,858	89,789
Lojas Renner SA	14,245	47,068
MercadoLibre, Inc.*	660	1,354,294
NU Holdings Ltd. (Class A Stock)*	66,568	908,653
Porto Seguro SA	3,974	26,633
Raia Drogasil SA	75,945	357,301
Suzano SA	11,348	113,278
TIM SA, ADR	5,960	102,631
TOTVS SA	4,498	23,664
Vale SA, ADR(a)	25,725	300,468
Vibra Energia SA	10,648	45,600
WEG SA	103,638	1,039,100
		5,962,887
Canada — 0.5%
Alimentation Couche-Tard, Inc.	60,979	3,371,215
Canadian Pacific Kansas City Ltd.	30,131	2,576,992
Intact Financial Corp.	20,102	3,860,024
RB Global, Inc.(a)	6,066	488,252
		10,296,483
Chile — 0.0%
Banco Santander Chile, ADR(a)	7,319	151,942
China — 1.8%
Agricultural Bank of China Ltd. (Class H Stock)	214,000	99,846
Alibaba Group Holding Ltd.	168,152	2,234,536
Aluminum Corp. of China Ltd. (Class H Stock)	74,000	58,067
Amoy Diagnostics Co. Ltd. (Class A Stock)	4,100	13,916
	Shares	Value
Common Stocks (continued)
China (cont’d.)
Anker Innovations Technology Co. Ltd. (Class A Stock)	5,920	$70,626
ANTA Sports Products Ltd.	14,400	170,465
Baidu, Inc., ADR*(a)	1,642	172,886
Bank of China Ltd. (Class H Stock)	397,000	185,399
BeiGene Ltd.*	1,800	31,635
BOE Technology Group Co. Ltd. (Class A Stock)	32,200	20,402
Budweiser Brewing Co. APAC Ltd., 144A	198,800	262,341
BYD Co. Ltd. (Class H Stock)	7,500	267,585
BYD Electronic International Co. Ltd.	2,500	10,340
China Construction Bank Corp. (Class H Stock)	807,000	601,780
China Life Insurance Co. Ltd. (Class H Stock)	60,000	118,170
China Mengniu Dairy Co. Ltd.	29,000	68,024
China Merchants Bank Co. Ltd. (Class A Stock)	6,900	36,509
China Merchants Bank Co. Ltd. (Class H Stock)	52,000	251,985
China Overseas Land & Investment Ltd.	44,500	89,144
China Pacific Insurance Group Co. Ltd. (Class H Stock)	56,000	198,301
China Petroleum & Chemical Corp. (Class H Stock)	108,000	66,409
China Resources Gas Group Ltd.	47,900	191,714
China Resources Land Ltd.	18,000	64,752
China Resources Mixc Lifestyle Services Ltd., 144A	16,400	72,123
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (Class A Stock)	12,700	85,792
China Shenhua Energy Co. Ltd. (Class H Stock)	7,500	33,403
Contemporary Amperex Technology Co. Ltd. (Class A Stock)	3,800	133,726
COSCO SHIPPING Holdings Co. Ltd. (Class A Stock)	28,300	62,856
CSPC Pharmaceutical Group Ltd.	58,000	44,417
ENN Energy Holdings Ltd.	14,900	111,931
Flat Glass Group Co. Ltd. (Class H Stock)	16,000	26,551
Foxconn Industrial Internet Co. Ltd. (Class A Stock)	23,900	85,266
Full Truck Alliance Co. Ltd., ADR	6,191	55,781
Fuyao Glass Industry Group Co. Ltd. (Class H Stock), 144A	26,000	174,734
Ganfeng Lithium Group Co. Ltd. (Class H Stock), 144A	4,560	12,897
GRG Banking Equipment Co. Ltd. (Class A Stock)	13,100	21,715
H World Group Ltd.	25,900	97,495
H World Group Ltd., ADR	8,788	326,914
Haier Smart Home Co. Ltd. (Class H Stock)	62,800	245,992
A1

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
China (cont’d.)
Hongfa Technology Co. Ltd. (Class A Stock)	18,500	$84,968
Huadian Power International Corp. Ltd. (Class H Stock)	128,000	72,761
Industrial & Commercial Bank of China Ltd. (Class H Stock)	366,000	215,672
Inner Mongolia Yili Industrial Group Co. Ltd. (Class A Stock)	98,201	404,179
JD.com, Inc. (Class A Stock)	61,279	1,229,126
Jiangsu Hengli Hydraulic Co. Ltd. (Class A Stock)	3,800	33,936
Kanzhun Ltd., ADR(a)	3,282	56,976
KE Holdings, Inc., ADR	7,345	146,239
Kuaishou Technology, 144A*	6,600	45,350
Kunlun Energy Co. Ltd.	30,000	30,827
Kweichow Moutai Co. Ltd. (Class A Stock) (XHKG)	3,832	940,272
Kweichow Moutai Co. Ltd. (Class A Stock) (XSHE)	200	49,075
Lenovo Group Ltd.	66,000	88,475
Luzhou Laojiao Co. Ltd. (Class A Stock)	1,000	20,984
Meituan (Class B Stock), 144A*	38,160	810,342
Midea Group Co. Ltd. (Class A Stock)	72,300	780,101
Montage Technology Co. Ltd. (Class A Stock)	12,742	120,721
NetEase, Inc.	52,310	977,136
NXP Semiconductors NV	15,616	3,747,996
PDD Holdings, Inc., ADR*	4,563	615,138
PetroChina Co. Ltd. (Class H Stock)	300,000	242,002
PICC Property & Casualty Co. Ltd. (Class H Stock)	90,000	133,224
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	182,000	1,142,874
Prosus NV*	33,272	1,452,136
Shanghai Baosight Software Co. Ltd. (Class A Stock)	3,321	15,547
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (Class A Stock)	2,800	115,619
Shenzhou International Group Holdings Ltd.	6,600	58,429
Silergy Corp.	3,293	48,496
Sinopharm Group Co. Ltd. (Class H Stock)	25,600	67,539
Sunny Optical Technology Group Co. Ltd.	13,000	94,060
Sunresin New Materials Co. Ltd. (Class A Stock)	2,400	19,314
Tencent Holdings Ltd.	283,300	15,752,866
Tencent Music Entertainment Group, ADR	4,733	57,033
Tianshan Aluminum Group Co. Ltd. (Class A Stock)	27,000	32,509
Tingyi Cayman Islands Holding Corp.	28,000	40,170
Trip.com Group Ltd., ADR*	3,651	216,979
Weichai Power Co. Ltd. (Class H Stock)	26,000	47,521
	Shares	Value
Common Stocks (continued)
China (cont’d.)
Wuliangye Yibin Co. Ltd. (Class A Stock)	14,500	$332,212
Xiaomi Corp. (Class B Stock), 144A*	57,800	162,805
Xinyi Solar Holdings Ltd.	54,000	28,679
XPeng, Inc., ADR*	2,787	33,946
XPeng, Inc. (Class A Stock)*	2,248	13,872
Yum China Holdings, Inc. (OOTC)	80,044	3,603,581
Yum China Holdings, Inc. (XHKG)	5,050	235,047
Zhejiang Dingli Machinery Co. Ltd. (Class A Stock)	8,900	75,007
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (Class A Stock)	5,500	25,211
Zhuzhou CRRC Times Electric Co. Ltd. (Class H Stock)	13,100	51,313
Zijin Mining Group Co. Ltd. (Class H Stock)	100,000	223,265
ZTO Express Cayman, Inc.	2,650	66,206
		41,734,161
Colombia — 0.0%
Bancolombia SA, ADR	1,601	50,240
Ecopetrol SA, ADR(a)	5,155	46,034
		96,274
Czech Republic — 0.0%
Komercni Banka A/S	1,797	63,351
Denmark — 0.7%
Novo Nordisk A/S (Class B Stock)	117,540	13,941,598
ROCKWOOL A/S (Class B Stock)	1,288	604,659
Royal Unibrew A/S*	13,921	1,167,933
		15,714,190
Finland — 0.0%
Konecranes OYJ	10,343	777,096
France — 3.3%
Air Liquide SA	31,977	6,175,086
Airbus SE	30,876	4,518,898
Cie Generale des Etablissements Michelin SCA	113,541	4,611,274
Dassault Systemes SE	75,628	3,004,004
Engie SA	70,103	1,212,236
Gaztransport Et Technigaz SA	5,731	810,347
Legrand SA	47,863	5,514,098
LVMH Moet Hennessy Louis Vuitton SE	26,344	20,202,584
Pernod Ricard SA	24,049	3,638,431
Publicis Groupe SA	9,376	1,026,075
Safran SA	51,623	12,148,080
Sodexo SA	12,066	989,213
SPIE SA	22,729	869,137
Thales SA	3,878	616,336
Vinci SA	87,287	10,203,555
		75,539,354
Germany — 1.2%
Allianz SE	4,545	1,494,938
Bilfinger SE	9,143	493,825

A2

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Germany (cont’d.)
CTS Eventim AG & Co. KGaA	10,658	$1,109,771
Deutsche Boerse AG	14,198	3,333,246
Deutsche Telekom AG	136,999	4,023,558
DWS Group GmbH & Co. KGaA, 144A	12,849	529,990
E.ON SE	347,322	5,172,299
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	15,975	8,802,935
SAP SE	9,937	2,272,916
		27,233,478
Greece — 0.0%
Alpha Services & Holdings SA	12,451	21,621
Hellenic Telecommunications Organization SA	7,655	132,091
Metlen Energy & Metals SA	1,061	41,717
National Bank of Greece SA	9,080	77,621
OPAP SA	3,578	63,570
Piraeus Financial Holdings SA	13,004	55,362
Public Power Corp. SA	1,915	25,668
		417,650
Hong Kong — 0.5%
AIA Group Ltd.	609,800	5,325,297
Hong Kong Exchanges & Clearing Ltd.	114,500	4,677,367
Jardine Matheson Holdings Ltd.	4,400	172,007
Techtronic Industries Co. Ltd.	50,500	753,885
		10,928,556
Hungary — 0.0%
MOL Hungarian Oil & Gas PLC	5,609	41,956
OTP Bank Nyrt	3,565	186,468
Richter Gedeon Nyrt	1,221	37,615
		266,039
India — 0.7%
Aarti Industries Ltd.	6,156	42,823
Apollo Hospitals Enterprise Ltd.	667	57,325
Asian Paints Ltd.	586	23,298
Aurobindo Pharma Ltd.	3,061	53,322
Axis Bank Ltd.	17,212	253,050
Bajaj Auto Ltd.	414	60,950
Bajaj Finance Ltd.	1,800	165,380
Bank of Baroda	7,124	21,059
Bharat Electronics Ltd.	48,545	165,404
Bharat Petroleum Corp. Ltd.	8,980	39,572
Bharti Airtel Ltd.	11,861	241,804
Biocon Ltd.	5,836	25,257
Britannia Industries Ltd.	2,406	182,063
Canara Bank	14,689	19,532
Cholamandalam Investment & Finance Co. Ltd.	5,788	111,100
Cipla Ltd.	2,893	57,159
Coal India Ltd.	12,304	74,770
Colgate-Palmolive India Ltd.	1,532	69,524
Computer Age Management Services Ltd.	1,090	57,230
	Shares	Value
Common Stocks (continued)
India (cont’d.)
Crompton Greaves Consumer Electricals Ltd.	10,086	$50,052
Cummins India Ltd.	901	40,964
Dabur India Ltd.	3,861	28,778
Delhivery Ltd.*	3,267	16,563
DLF Ltd.	2,415	25,769
Dr. Reddy’s Laboratories Ltd.	2,326	187,238
Eicher Motors Ltd.	1,797	107,778
GAIL India Ltd.	33,842	97,016
Godrej Properties Ltd.*	536	20,215
Havells India Ltd.	1,052	25,262
HCL Technologies Ltd.	8,298	177,744
HDFC Bank Ltd.	32,860	676,729
HDFC Bank Ltd., ADR(a)	66,960	4,189,018
HDFC Life Insurance Co. Ltd., 144A	6,570	56,299
Hindalco Industries Ltd.	20,969	189,536
Hindustan Aeronautics Ltd.	2,725	143,792
Hindustan Petroleum Corp. Ltd.	7,767	40,754
Hindustan Unilever Ltd.	7,690	271,433
ICICI Bank Ltd.	40,007	607,128
ICICI Lombard General Insurance Co. Ltd., 144A	1,847	47,994
Infosys Ltd., ADR(a)	101,346	2,256,975
InterGlobe Aviation Ltd., 144A*	2,837	161,825
ITC Ltd.	39,945	246,876
Jindal Steel & Power Ltd.	853	10,564
Kotak Mahindra Bank Ltd.	12,763	282,121
Larsen & Toubro Ltd.	3,407	149,409
Lupin Ltd.	1,235	32,292
Mahindra & Mahindra Ltd.	8,152	300,878
MakeMyTrip Ltd.*(a)	388	36,065
Maruti Suzuki India Ltd.	1,650	260,534
Max Healthcare Institute Ltd.	2,054	24,126
Nestle India Ltd.	800	25,683
NMDC Ltd.	36,360	106,278
NTPC Ltd.	28,222	148,911
Oil & Natural Gas Corp. Ltd.	12,716	45,244
Petronet LNG Ltd.	18,162	74,096
Power Finance Corp. Ltd.	8,880	51,768
Power Grid Corp. of India Ltd.	19,366	81,678
Praj Industries Ltd.	7,707	73,688
REC Ltd.	15,212	100,705
Reliance Industries Ltd.	22,347	786,234
Samvardhana Motherson International Ltd.	7,908	19,923
Shriram Finance Ltd.	3,959	169,275
State Bank of India	11,482	107,805
Sun Pharmaceutical Industries Ltd.	1,182	27,175
Supreme Industries Ltd.	1,713	108,793
Syngene International Ltd., 144A	3,019	32,342
Tata Consultancy Services Ltd.	8,402	427,817
Tata Motors Ltd.	22,957	266,652
Tata Power Co. Ltd. (The)	9,546	54,889
Tata Steel Ltd.	50,454	101,551
Trent Ltd.	1,012	91,557
Tube Investments of India Ltd.	944	48,863
UltraTech Cement Ltd.	566	79,695
Varun Beverages Ltd.	3,437	24,867

A3

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
India (cont’d.)
Vedanta Ltd.	23,570	$144,036
WNS Holdings Ltd.*	743	39,163
Zomato Ltd.*	19,763	64,326
		15,785,363
Indonesia — 0.3%
Bank Central Asia Tbk PT	6,563,800	4,476,303
Bank Mandiri Persero Tbk PT	291,800	134,227
Bank Rakyat Indonesia Persero Tbk PT	3,276,407	1,071,590
Telkom Indonesia Persero Tbk PT	772,400	152,946
Unilever Indonesia Tbk PT	891,600	129,793
United Tractors Tbk PT	65,700	118,000
		6,082,859
Ireland — 0.1%
AIB Group PLC	139,437	798,739
Bank of Ireland Group PLC	73,158	816,994
Glanbia PLC	21,153	372,516
		1,988,249
Italy — 0.4%
Buzzi SpA	16,022	639,311
Coca-Cola HBC AG*	42,119	1,501,637
Prysmian SpA	18,959	1,379,429
Saipem SpA*	203,488	449,647
UniCredit SpA	121,118	5,317,278
		9,287,302
Japan — 1.9%
Allegro MicroSystems, Inc.*(a)	37,116	864,803
Hitachi Ltd.	141,900	3,762,810
Hoya Corp.	15,800	2,188,356
ITOCHU Corp.	37,700	2,031,845
Japan Exchange Group, Inc.	111,800	1,452,988
Keyence Corp.	4,600	2,204,606
Mitsubishi UFJ Financial Group, Inc.	297,600	3,055,936
Mitsui Fudosan Co. Ltd.	293,700	2,767,492
Shin-Etsu Chemical Co. Ltd.	255,800	10,689,984
Sony Group Corp.	255,000	4,954,036
Terumo Corp.	158,400	3,000,807
Tokio Marine Holdings, Inc.	171,300	6,316,593
		43,290,256
Kuwait — 0.0%
National Bank of Kuwait SAKP	35,689	103,283
Macau — 0.0%
Sands China Ltd.*	104,000	261,902
Malaysia — 0.0%
CIMB Group Holdings Bhd	109,600	214,470
Malayan Banking Bhd	27,600	70,157
Petronas Chemicals Group Bhd	50,000	68,384
Public Bank Bhd	93,000	102,800
Telekom Malaysia Bhd	55,800	90,651
Tenaga Nasional Bhd	14,700	51,539
	Shares	Value
Common Stocks (continued)
Malaysia (cont’d.)
YTL Power International Bhd	22,900	$20,428
		618,429
Mexico — 0.3%
Alsea SAB de CV	14,642	40,305
America Movil SAB de CV (Class B Stock)	131,914	108,332
Arca Continental SAB de CV	2,311	21,592
Cemex SAB de CV, ADR	8,059	49,160
Cemex SAB de CV, UTS	164,144	100,454
Coca-Cola Femsa SAB de CV, UTS	4,644	41,034
Fomento Economico Mexicano SAB de CV, ADR	5,004	493,945
Fomento Economico Mexicano SAB de CV, UTS	7,102	70,021
Grupo Aeroportuario del Sureste SAB de CV (Class B Stock)	4,260	120,381
Grupo Financiero Banorte SAB de CV (Class O Stock)	101,455	722,087
Grupo Mexico SAB de CV (Class B Stock)	36,045	201,369
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	31,112	50,405
Regional SAB de CV	8,263	47,954
Southern Copper Corp.	133	15,384
Wal-Mart de Mexico SAB de CV	1,501,423	4,530,195
		6,612,618
Netherlands — 1.1%
Adyen NV, 144A*	536	839,172
ASML Holding NV	13,402	11,148,596
ASR Nederland NV	13,163	645,282
Euronext NV, 144A	5,927	643,359
Fugro NV	38,156	869,394
Heineken NV	92,930	8,249,415
Koninklijke KPN NV	712,664	2,910,723
		25,305,941
Norway — 0.0%
Aker Solutions ASA	184,364	710,129
Panama — 0.0%
Copa Holdings SA (Class A Stock)	465	43,636
Peru — 0.0%
Credicorp Ltd.	3,739	676,647
Philippines — 0.0%
Ayala Land, Inc.	90,200	58,746
Bank of the Philippine Islands	11,310	27,395
BDO Unibank, Inc.	18,870	53,434
		139,575
Poland — 0.0%
Bank Polska Kasa Opieki SA	521	19,891
Dino Polska SA, 144A*	1,202	109,417
Powszechna Kasa Oszczednosci Bank Polski SA	4,902	71,433

A4

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Poland (cont’d.)
Powszechny Zaklad Ubezpieczen SA	7,234	$79,082
		279,823
Qatar — 0.0%
Industries Qatar QSC	25,075	89,821
Ooredoo QPSC	7,688	24,760
Qatar National Bank QPSC	55,127	256,964
		371,545
Russia — 0.0%
Gazprom PJSC*^	165,440	—
GMK Norilskiy Nickel PAO^	143,900	—
Magnitogorsk Iron & Steel Works PJSC^	112,615	—
MMC Norilsk Nickel PJSC, ADR^	8	—
Novatek PJSC^	5,822	1
Rosneft Oil Co. PJSC^	30,688	—
Sberbank of Russia PJSC^	43,116	—
Sberbank of Russia PJSC, ADR*(a)^	18,600	2
Severstal PAO, GDR*^	11,949	1
		4
Saudi Arabia — 0.1%
Al Rajhi Bank	17,666	411,676
Alinma Bank	16,495	125,524
Almarai Co. JSC	4,083	60,107
Dr. Sulaiman Al Habib Medical Services Group Co.	288	22,770
Etihad Etisalat Co.	7,635	104,774
Mouwasat Medical Services Co.	692	18,450
SABIC Agri-Nutrients Co.	1,454	46,074
Saudi Arabian Mining Co.*	1,918	24,985
Saudi Arabian Oil Co., 144A	30,169	218,166
Saudi Awwal Bank	4,858	44,962
Saudi Basic Industries Corp.	8,814	175,996
Saudi National Bank (The)	30,786	282,537
Saudi Telecom Co.	19,413	226,226
Saudia Dairy & Foodstuff Co.	250	25,123
		1,787,370
Singapore — 0.3%
DBS Group Holdings Ltd.	251,000	7,433,193
South Africa — 0.1%
Absa Group Ltd.	9,853	100,031
Aspen Pharmacare Holdings Ltd.	1,975	22,248
Bid Corp. Ltd.	25,027	641,676
Bidvest Group Ltd. (The)	23,330	395,535
Capitec Bank Holdings Ltd.	5,374	944,933
Clicks Group Ltd.	6,391	146,840
Discovery Ltd.	1,628	16,211
FirstRand Ltd.	33,293	159,717
Gold Fields Ltd.	6,252	96,955
Harmony Gold Mining Co. Ltd.	5,160	52,960
Impala Platinum Holdings Ltd.*	3,270	18,327
Naspers Ltd. (Class N Stock)	920	223,112
Shoprite Holdings Ltd.	4,979	85,038
	Shares	Value
Common Stocks (continued)
South Africa (cont’d.)
Standard Bank Group Ltd.	8,976	$125,699
		3,029,282
South Korea — 1.0%
Celltrion, Inc.	259	38,563
Coway Co. Ltd.	504	25,436
Doosan Enerbility Co. Ltd.*	8,129	111,247
Hana Financial Group, Inc.	4,586	205,783
Hankook Tire & Technology Co. Ltd.	608	19,163
Hanmi Pharm Co. Ltd.	227	55,805
Hanwha Aerospace Co. Ltd.	272	61,978
Hanwha Industrial Solutions Co. Ltd./ New*	302	7,690
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.*	395	56,421
HL Mando Co. Ltd.	1,130	31,814
Hugel, Inc.*	307	56,082
Hyundai Glovis Co. Ltd.	1,689	157,356
Hyundai Marine & Fire Insurance Co. Ltd.	1,164	29,317
Hyundai Mobis Co. Ltd.	849	140,608
Hyundai Motor Co.	1,504	280,109
KakaoBank Corp.	2,772	44,704
KB Financial Group, Inc.	212	13,081
Kia Corp.	43,031	3,276,629
KIWOOM Securities Co. Ltd.	606	60,099
Korea Investment Holdings Co. Ltd.	441	24,644
Korean Air Lines Co. Ltd.	3,708	63,603
Kumho Petrochemical Co. Ltd.	514	61,752
LG Chem Ltd.	1,677	455,185
LG Energy Solution Ltd.*	59	18,614
NAVER Corp.	4,395	566,099
Orion Corp.	463	34,362
POSCO Holdings, Inc.	208	61,063
Samsung Biologics Co. Ltd., 144A*	219	162,893
Samsung C&T Corp.	1,035	108,406
Samsung E&A Co. Ltd.*	3,280	55,039
Samsung Electro-Mechanics Co. Ltd.	530	53,580
Samsung Electronics Co. Ltd.	44,198	2,065,762
Samsung Electronics Co. Ltd., GDR	6,016	7,067,653
Samsung Fire & Marine Insurance Co. Ltd.	333	88,011
Samsung Heavy Industries Co. Ltd.*	6,960	53,392
Samsung Life Insurance Co. Ltd.	1,132	80,848
Samsung Securities Co. Ltd.	741	24,628
Shinhan Financial Group Co. Ltd.	2,816	119,434
SK Hynix, Inc.	43,142	5,773,986
SK Telecom Co. Ltd.	3,538	150,667
SK, Inc.	350	40,928
SM Entertainment Co. Ltd.	924	47,188
S-Oil Corp.	2,020	94,779
Soulbrain Co. Ltd.	234	39,698
		21,984,099
Spain — 0.4%
Banco Bilbao Vizcaya Argentaria SA	133,426	1,441,304
Banco Santander SA	269,879	1,382,824
Indra Sistemas SA	31,403	577,246

A5

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Spain (cont’d.)
Industria de Diseno Textil SA	113,554	$6,725,404
Unicaja Banco SA, 144A	78,535	100,085
		10,226,863
Sweden — 0.4%
AAK AB	32,829	1,076,488
Atlas Copco AB (Class A Stock)	176,062	3,412,154
Sweco AB (Class B Stock)	24,210	410,193
Volvo AB (Class B Stock)	164,430	4,349,535
		9,248,370
Switzerland — 0.3%
Accelleron Industries AG	19,600	1,016,944
Novartis AG	14,328	1,649,760
UBS Group AG	162,295	5,022,065
		7,688,769
Taiwan — 1.6%
Accton Technology Corp.	3,000	50,195
Acer, Inc.	25,000	32,178
ASE Technology Holding Co. Ltd.	117,607	557,752
Asia Cement Corp.	18,000	27,096
Asia Vital Components Co. Ltd.	1,000	18,527
Asustek Computer, Inc.	4,300	74,701
AUO Corp.*	77,000	41,295
Cathay Financial Holding Co. Ltd.	31,000	65,092
Chailease Holding Co. Ltd.	19,893	102,319
Chunghwa Telecom Co. Ltd.	23,000	91,039
CTBC Financial Holding Co. Ltd.	193,000	210,094
Delta Electronics, Inc.	97,248	1,160,273
E.Sun Financial Holding Co. Ltd.	186,400	164,874
eMemory Technology, Inc.	345	28,395
Eva Airways Corp.	47,000	55,638
Evergreen Marine Corp. Taiwan Ltd.	11,000	69,909
Fubon Financial Holding Co. Ltd.	88,770	252,725
Hon Hai Precision Industry Co. Ltd.	62,000	365,047
Largan Precision Co. Ltd.	2,190	175,554
MediaTek, Inc.	9,190	338,703
Mega Financial Holding Co. Ltd.	77,910	96,716
Nan Ya Plastics Corp.	16,000	23,194
Nien Made Enterprise Co. Ltd.	6,000	96,069
Novatek Microelectronics Corp.	1,000	16,281
Parade Technologies Ltd.	1,689	40,634
Pegatron Corp.	15,849	51,424
Pou Chen Corp.	23,000	26,165
President Chain Store Corp.	66,000	613,862
Quanta Computer, Inc.	32,344	269,562
Realtek Semiconductor Corp.	41,800	620,420
Taiwan Mobile Co. Ltd.	35,000	127,161
Taiwan Semiconductor Manufacturing Co. Ltd.	614,108	18,517,907
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	70,859	12,306,083
TCC Group Holdings Co. Ltd.	23,655	25,204
Tong Yang Industry Co. Ltd.	5,774	19,308
Uni-President Enterprises Corp.	78,000	213,418
United Microelectronics Corp.	74,000	124,725
	Shares	Value
Common Stocks (continued)
Taiwan (cont’d.)
Wistron Corp.	13,731	$43,792
Wiwynn Corp.	1,172	63,523
Yageo Corp.	2,389	47,027
Yuanta Financial Holding Co. Ltd.	198,052	197,992
		37,421,873
Thailand — 0.1%
Bangkok Dusit Medical Services PCL, NVDR	193,300	179,542
Bumrungrad Hospital PCL	3,600	29,926
CP ALL PCL	24,400	49,454
Fabrinet*	3,029	716,177
PTT Exploration & Production PCL, NVDR	32,200	131,338
PTT Global Chemical PCL, NVDR	53,200	49,180
PTT PCL, NVDR	82,600	87,064
SCB X PCL, NVDR	22,400	75,684
Siam Cement PCL (The)	8,400	62,570
Siam Cement PCL (The), NVDR	5,500	40,968
Thai Oil PCL	68,638	109,524
		1,531,427
Turkey — 0.0%
BIM Birlesik Magazalar A/S	7,993	115,794
Ford Otomotiv Sanayi A/S	1,286	34,462
KOC Holding A/S	17,622	96,882
Turk Hava Yollari AO*	12,112	100,750
Turkiye Garanti Bankasi A/S	2,346	8,367
Turkiye Petrol Rafinerileri A/S	8,744	39,581
Yapi ve Kredi Bankasi A/S	100,514	90,688
		486,524
United Arab Emirates — 0.0%
Abu Dhabi Commercial Bank PJSC	9,712	22,263
Aldar Properties PJSC	30,703	62,814
Dubai Islamic Bank PJSC	52,158	89,482
Emaar Properties PJSC	98,955	234,780
Emirates NBD Bank PJSC	25,206	139,329
Emirates Telecommunications Group Co. PJSC	20,508	103,275
First Abu Dhabi Bank PJSC	6,555	24,508
		676,451
United Kingdom — 2.4%
3i Group PLC	141,232	6,256,366
Anglogold Ashanti PLC	3,954	105,155
AstraZeneca PLC	12,415	1,934,089
Auto Trader Group PLC, 144A	66,702	775,423
Barclays PLC	516,654	1,552,329
Barratt Developments PLC	146,084	937,218
Beazley PLC	69,972	714,567
British Land Co. PLC (The), REIT	201,879	1,176,300
Cranswick PLC	11,349	761,687
Diageo PLC	161,781	5,650,995
InterContinental Hotels Group PLC	27,328	2,976,024
Intermediate Capital Group PLC	36,553	1,091,544
Lloyds Banking Group PLC	7,585,737	5,964,607

A6

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
United Kingdom (cont’d.)
London Stock Exchange Group PLC	19,891	$2,723,298
Marks & Spencer Group PLC	251,862	1,256,906
Next PLC	7,390	968,064
RELX PLC (XLON)	129,363	6,108,045
RELX PLC (BATE)	113,694	5,355,648
Rolls-Royce Holdings PLC*	147,977	1,047,306
SSE PLC	221,191	5,574,988
Taylor Wimpey PLC	488,341	1,074,195
TechnipFMC PLC	63,887	1,675,756
Tesco PLC	187,789	901,633
		56,582,143
United States — 41.1%
3M Co.	5,927	810,221
AAON, Inc.	5,043	543,837
Abbott Laboratories	34,341	3,915,217
AbbVie, Inc.	62,654	12,372,912
Acushnet Holdings Corp.(a)	12,781	814,789
Advanced Micro Devices, Inc.*	38,273	6,279,834
Air Lease Corp.	10,557	478,127
Alnylam Pharmaceuticals, Inc.*	3,169	871,570
Alphabet, Inc. (Class A Stock)	24,053	3,989,190
Alphabet, Inc. (Class C Stock)	42,293	7,070,967
Amazon.com, Inc.*	240,454	44,803,794
American Express Co.	17,427	4,726,202
American Homes 4 Rent (Class A Stock), REIT	28,184	1,081,984
Ameriprise Financial, Inc.	4,347	2,042,264
AMETEK, Inc.	7,909	1,358,054
Analog Devices, Inc.	9,221	2,122,398
Aon PLC (Class A Stock)	15,700	5,432,043
Apple Hospitality REIT, Inc., REIT	38,546	572,408
Apple, Inc.	163,345	38,059,385
Applied Industrial Technologies, Inc.	5,289	1,180,135
AptarGroup, Inc.	6,209	994,620
Arch Capital Group Ltd.*	5,926	663,001
Arista Networks, Inc.*	2,905	1,114,997
AutoZone, Inc.*	2,869	9,037,465
Axalta Coating Systems Ltd.*	58,373	2,112,519
AZEK Co., Inc. (The)*	23,622	1,105,510
Azenta, Inc.*(a)	9,358	453,302
Badger Meter, Inc.	4,404	961,878
Baker Hughes Co.	213,555	7,720,013
Balchem Corp.	4,404	775,104
Baldwin Insurance Group, Inc. (The) (Class A Stock)*	15,837	788,683
Bank of America Corp.	248,534	9,861,829
BankUnited, Inc.	26,780	975,863
Bath & Body Works, Inc.	43,881	1,400,682
Berkshire Hathaway, Inc. (Class B Stock)*	9,336	4,296,987
Best Buy Co., Inc.(a)	7,953	821,545
Biogen, Inc.*	3,014	584,234
BJ’s Wholesale Club Holdings, Inc.*	11,305	932,436
Blackstone, Inc.	12,388	1,896,974
Block, Inc.*	10,836	727,421
Booking Holdings, Inc.	623	2,624,151
Booz Allen Hamilton Holding Corp.	7,652	1,245,440
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
BP PLC	649,228	$3,386,073
Bright Horizons Family Solutions, Inc.*	8,533	1,195,729
Bristol-Myers Squibb Co.	52,423	2,712,366
Broadcom, Inc.	29,604	5,106,690
Brunswick Corp.	13,609	1,140,706
Cactus, Inc. (Class A Stock)(a)	16,293	972,203
Capital One Financial Corp.	21,269	3,184,607
Carlisle Cos., Inc.	3,370	1,515,657
Carrier Global Corp.	17,408	1,401,170
Carter’s, Inc.(a)	13,736	892,565
Casella Waste Systems, Inc. (Class A Stock)*	12,792	1,272,676
Casey’s General Stores, Inc.	2,702	1,015,168
CBRE Group, Inc. (Class A Stock)*	6,165	767,419
CDW Corp.	1,768	400,098
Cencora, Inc.	8,061	1,814,370
Certara, Inc.*	46,397	543,309
Charles Schwab Corp. (The)	61,393	3,978,880
Chemed Corp.	1,957	1,176,098
Chevron Corp.	18,375	2,706,086
Chipotle Mexican Grill, Inc.*	22,618	1,303,249
Chubb Ltd.	4,038	1,164,519
Cigna Group (The)	2,838	983,197
Cisco Systems, Inc.	11,963	636,671
Claire’s Private Placement*^	313	3,130
Clearwater Analytics Holdings, Inc. (Class A Stock)*	35,096	886,174
CME Group, Inc.	10,374	2,289,023
CMS Energy Corp.	14,604	1,031,481
Coca-Cola Co. (The)	68,989	4,957,550
Cognex Corp.(a)	16,854	682,587
Columbia Sportswear Co.(a)	6,292	523,431
Commerce Bancshares, Inc.	14,098	837,421
Concentra Group Holdings Parent, Inc.*(a)	24,326	543,929
ConocoPhillips	23,205	2,443,022
Constellation Brands, Inc. (Class A Stock)	4,165	1,073,279
Cooper Cos., Inc. (The)*	10,942	1,207,340
Copart, Inc.*	26,409	1,383,832
Core & Main, Inc. (Class A Stock)*	29,032	1,289,021
Corpay, Inc.*	5,325	1,665,447
Coterra Energy, Inc.	23,933	573,195
Crowdstrike Holdings, Inc. (Class A Stock)*	2,330	653,495
CSX Corp.	84,592	2,920,962
CubeSmart, REIT	18,932	1,019,110
Cullen/Frost Bankers, Inc.(a)	9,056	1,013,004
Cushman & Wakefield PLC*	119,649	1,630,816
CVS Health Corp.	17,122	1,076,631
Deere & Co.	5,133	2,142,155
Dick’s Sporting Goods, Inc.(a)	3,148	656,988
Digital Realty Trust, Inc., REIT	30,566	4,946,496
Dominion Energy, Inc.	58,665	3,390,250
Domino’s Pizza, Inc.	1,960	843,074
DoorDash, Inc. (Class A Stock)*	10,311	1,471,689
Douglas Dynamics, Inc.	8,857	244,276
Dover Corp.	8,048	1,543,124

A7

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Dow, Inc.	31,480	$1,719,752
Driven Brands Holdings, Inc.*	54,760	781,425
DT Midstream, Inc.	13,105	1,030,839
Eagle Materials, Inc.	6,878	1,978,457
EastGroup Properties, Inc., REIT	8,628	1,611,883
Eaton Corp. PLC	11,469	3,801,285
Edison International	9,360	815,162
Element Solutions, Inc.	18,303	497,109
elf Beauty, Inc.*	6,665	726,685
Eli Lilly & Co.	6,995	6,197,150
Encompass Health Corp.	16,704	1,614,275
Entegris, Inc.	10,107	1,137,341
Entergy Corp.	4,086	537,758
Envista Holdings Corp.*	50,132	990,608
EOG Resources, Inc.	24,525	3,014,858
EPAM Systems, Inc.*	1,724	343,128
EQT Corp.	12,296	450,525
Evercore, Inc. (Class A Stock)	5,127	1,298,874
Exact Sciences Corp.*(a)	7,339	499,933
ExlService Holdings, Inc.*	1,374	52,418
Expedia Group, Inc.*	5,675	840,013
Exxon Mobil Corp.	119,468	14,004,039
Federal Realty Investment Trust, REIT	9,097	1,045,882
FedEx Corp.	6,129	1,677,385
Fidelity National Information Services, Inc.	64,368	5,390,820
Fifth Third Bancorp	15,734	674,045
First Advantage Corp.*(a)	56,674	1,124,979
First Citizens BancShares, Inc. (Class A Stock)(a)	869	1,599,786
First Financial Bancorp	39,569	998,326
First Hawaiian, Inc.	45,454	1,052,260
First Interstate BancSystem, Inc. (Class A Stock)	34,232	1,050,238
Fiserv, Inc.*	31,888	5,728,679
Five Below, Inc.*	6,126	541,232
Fortune Brands Innovations, Inc.	12,812	1,147,058
Freshpet, Inc.*	6,702	916,633
Garmin Ltd.(a)	6,689	1,177,465
General Dynamics Corp.	4,704	1,421,549
Genpact Ltd.	969	37,994
Globant SA*	147	29,127
Goldman Sachs Group, Inc. (The)	2,453	1,214,505
Graphic Packaging Holding Co.(a)	39,745	1,176,055
GSK PLC	79,200	1,612,593
Guidewire Software, Inc.*	4,142	757,737
Hayward Holdings, Inc.*(a)	89,894	1,378,974
HCA Healthcare, Inc.	4,825	1,961,025
HealthEquity, Inc.*	12,072	988,093
Henry Schein, Inc.*	23,466	1,710,671
Hewlett Packard Enterprise Co.	25,645	524,697
Hillman Solutions Corp.*(a)	101,400	1,070,784
Hilton Worldwide Holdings, Inc.	3,097	713,859
Home Depot, Inc. (The)	4,466	1,809,623
Honeywell International, Inc.	30,380	6,279,850
Host Hotels & Resorts, Inc., REIT(a)	23,492	413,459
Howmet Aerospace, Inc.	13,921	1,395,580
Hubbell, Inc.	2,479	1,061,880
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
HubSpot, Inc.*	2,083	$1,107,323
Humana, Inc.	3,076	974,292
IAC, Inc.*	22,282	1,199,217
ICU Medical, Inc.*	6,805	1,240,007
Ingersoll Rand, Inc.	13,957	1,370,019
Interactive Brokers Group, Inc. (Class A Stock)	10,375	1,445,860
International Business Machines Corp.	3,390	749,461
International Paper Co.(a)	13,260	647,751
Intra-Cellular Therapies, Inc.*	9,007	659,042
Intuit, Inc.	6,995	4,343,895
Intuitive Surgical, Inc.*	5,511	2,707,389
IQVIA Holdings, Inc.*	2,581	611,620
ITT, Inc.	10,144	1,516,629
Janus International Group, Inc.*(a)	90,059	910,496
Johnson & Johnson	79,782	12,929,471
Kenvue, Inc.	26,849	621,017
Keurig Dr. Pepper, Inc.	42,972	1,610,591
Kimco Realty Corp., REIT	31,922	741,229
Kinder Morgan, Inc.	70,288	1,552,662
Kinsale Capital Group, Inc.(a)	1,826	850,131
KKR & Co., Inc.	11,784	1,538,755
Knight-Swift Transportation Holdings, Inc.	10,735	579,153
Labcorp Holdings, Inc.	5,581	1,247,242
Lam Research Corp.	1,602	1,307,360
Lamar Advertising Co. (Class A Stock), REIT(a)	9,336	1,247,290
Landstar System, Inc.	5,726	1,081,470
LCI Industries(a)	1,813	218,539
Lincoln Electric Holdings, Inc.	4,024	772,688
Linde PLC	8,643	4,122,759
Loar Holdings, Inc.*(a)	3,596	268,226
Loews Corp.	31,982	2,528,177
Lowe’s Cos., Inc.	19,987	5,413,479
LPL Financial Holdings, Inc.	1,807	420,362
M&T Bank Corp.	20,018	3,565,606
MACOM Technology Solutions Holdings, Inc.*	12,062	1,342,018
MarketAxess Holdings, Inc.	3,886	995,593
Marriott International, Inc. (Class A Stock)	5,134	1,276,312
Martin Marietta Materials, Inc.	2,183	1,175,000
Marvell Technology, Inc.	13,696	987,756
Mastercard, Inc. (Class A Stock)	47,733	23,570,555
McDonald’s Corp.	36,949	11,251,340
McKesson Corp.	2,377	1,175,236
Medtronic PLC	24,220	2,180,527
Merck & Co., Inc.	11,785	1,338,305
Meta Platforms, Inc. (Class A Stock)	65,489	37,488,523
Mettler-Toledo International, Inc.*	453	679,364
MGIC Investment Corp.(a)	48,034	1,229,670
Microchip Technology, Inc.	52,003	4,175,321
Micron Technology, Inc.	52,001	5,393,024
Microsoft Corp.	149,793	64,455,928
Mid-America Apartment Communities, Inc., REIT	9,853	1,565,642
Middleby Corp. (The)*	1,744	242,643

A8

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Moelis & Co. (Class A Stock)(a)	9,492	$650,297
Mohawk Industries, Inc.*	9,728	1,563,095
Monarch Casino & Resort, Inc.	10,075	798,645
Mondelez International, Inc. (Class A Stock)	60,658	4,468,675
MongoDB, Inc.*	2,146	580,171
Moody’s Corp.	3,661	1,737,474
Morgan Stanley	21,682	2,260,132
Morningstar, Inc.	2,084	665,046
MSA Safety, Inc.	7,935	1,407,193
Murphy USA, Inc.	1,544	760,991
MYT Holding LLC (Class B Stock)*^	92,685	41,708
Natera, Inc.*	10,711	1,359,761
nCino, Inc.*(a)	23,387	738,795
Neogen Corp.*(a)	36,056	606,101
Nestle SA	143,556	14,426,292
Netflix, Inc.*	2,987	2,118,589
Nexstar Media Group, Inc.(a)	4,062	671,652
NextEra Energy, Inc.	81,120	6,857,074
NiSource, Inc.	76,284	2,643,241
nLight, Inc.*	4,253	45,465
NNN REIT, Inc., REIT(a)	22,563	1,094,080
Northern Trust Corp.(a)	18,062	1,626,122
Northrop Grumman Corp.	6,225	3,287,236
Novanta, Inc.*(a)	7,923	1,417,583
NVIDIA Corp.	464,966	56,465,471
ON Semiconductor Corp.*	9,697	704,099
Oracle Corp.	30,018	5,115,067
Otis Worldwide Corp.	109,442	11,375,401
Outfront Media, Inc., REIT	400	7,352
Packaging Corp. of America	4,712	1,014,965
Palo Alto Networks, Inc.*	6,424	2,195,723
Paylocity Holding Corp.*	9,457	1,560,121
Performance Food Group Co.*	21,432	1,679,626
Perimeter Solutions SA*	57,939	779,280
PG&E Corp.	187,008	3,697,148
Philip Morris International, Inc.	12,287	1,491,642
Phillips 66	10,186	1,338,950
Planet Fitness, Inc. (Class A Stock)*	13,327	1,082,419
PNC Financial Services Group, Inc. (The)	9,835	1,818,000
Pool Corp.	1,910	719,688
Portland General Electric Co.	26,361	1,262,692
Post Holdings, Inc.*	11,447	1,324,990
Power Integrations, Inc.(a)	18,211	1,167,689
Primo Water Corp.	42,712	1,078,478
Procter & Gamble Co. (The)	10,158	1,759,366
Progressive Corp. (The)	9,969	2,529,733
Prologis, Inc., REIT	40,269	5,085,169
Public Service Enterprise Group, Inc.	9,933	886,123
Public Storage, REIT	3,680	1,339,042
Quaker Chemical Corp.(a)	7,157	1,205,883
Qualys, Inc.*(a)	5,414	695,482
Quanta Services, Inc.	7,073	2,108,815
QuidelOrtho Corp.*	14,750	672,600
Rayonier, Inc., REIT	18,331	589,892
RBC Bearings, Inc.*(a)	4,499	1,346,911
Regency Centers Corp., REIT	18,981	1,370,998
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Regeneron Pharmaceuticals, Inc.*	8,902	$9,358,138
Regions Financial Corp.	63,566	1,482,995
RLI Corp.(a)	6,353	984,588
Ross Stores, Inc.	58,929	8,869,404
RTX Corp.	12,235	1,482,393
Ryman Hospitality Properties, Inc., REIT(a)	11,769	1,262,108
Saia, Inc.*	2,264	989,957
SAL TopCo LLC*^	817,799	8,178
Salesforce, Inc.	18,912	5,176,404
Sanofi SA	21,800	2,510,037
Savers Value Village, Inc.*(a)	42,703	449,236
SBA Communications Corp., REIT	2,093	503,785
Schneider Electric SE	4,749	1,251,874
Seagate Technology Holdings PLC(a)	9,297	1,018,300
ServisFirst Bancshares, Inc.	10,170	818,177
Shell PLC	361,487	11,727,267
Shoals Technologies Group, Inc. (Class A Stock)*	71,175	399,292
Silgan Holdings, Inc.	10,872	570,780
Simpson Manufacturing Co., Inc.	6,761	1,293,176
Sirius XM Holdings, Inc.(a)	23,176	548,112
SM Energy Co.(a)	30,814	1,231,636
Smurfit WestRock PLC(a)	23,685	1,170,513
Snowflake, Inc. (Class A Stock)*	3,930	451,400
Southern Co. (The)	158,612	14,303,630
SPS Commerce, Inc.*	1,648	319,992
Starbucks Corp.	8,217	801,075
State Street Corp.	19,925	1,762,765
StepStone Group, Inc. (Class A Stock)(a)	19,840	1,127,507
Stryker Corp.	6,333	2,287,860
Synopsys, Inc.*	2,307	1,168,242
Take-Two Interactive Software, Inc.*	6,880	1,057,525
TD SYNNEX Corp.	14,451	1,735,276
Teradyne, Inc.	8,801	1,178,718
Tesla, Inc.*	31,275	8,182,478
Texas Instruments, Inc.	8,518	1,759,563
Texas Roadhouse, Inc.	2,535	447,681
Thermo Fisher Scientific, Inc.	2,420	1,496,939
Timken Co. (The)	7,973	672,044
TJX Cos., Inc. (The)	26,949	3,167,585
T-Mobile US, Inc.	3,723	768,278
Toro Co. (The)	9,934	861,576
Trade Desk, Inc. (The) (Class A Stock)*	15,400	1,688,610
Trane Technologies PLC	10,497	4,080,499
Travelers Cos., Inc. (The)	15,581	3,647,824
U.S. Bancorp	35,905	1,641,936
Uber Technologies, Inc.*	128,819	9,682,036
Ulta Beauty, Inc.*	1,028	400,015
UniFirst Corp.	4,284	851,017
Union Pacific Corp.	5,317	1,310,534
United Parcel Service, Inc. (Class B Stock)	9,210	1,255,691
UnitedHealth Group, Inc.	37,946	22,186,267
Utz Brands, Inc.(a)	52,196	923,869
Vail Resorts, Inc.	4,984	868,661
Verizon Communications, Inc.	19,868	892,272

A9

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Verra Mobility Corp.*	40,184	$1,117,517
Vertex Pharmaceuticals, Inc.*	4,604	2,141,228
Vertiv Holdings Co. (Class A Stock)	10,265	1,021,265
Vulcan Materials Co.	10,721	2,684,860
W.R. Berkley Corp.	13,681	776,123
Wells Fargo & Co.	216,839	12,249,235
Welltower, Inc., REIT(a)	32,444	4,153,805
Wendy’s Co. (The)	54,621	956,960
Western Digital Corp.*	51,195	3,496,107
WEX, Inc.*(a)	6,566	1,377,087
Weyerhaeuser Co., REIT	41,809	1,415,653
Williams Cos., Inc. (The)	38,361	1,751,180
WillScot Holdings Corp.*(a)	78,636	2,956,714
Windstream Holdings, Inc.*^	66	1,155
Wintrust Financial Corp.	10,849	1,177,442
Woodward, Inc.	4,389	752,757
Workiva, Inc.*(a)	7,250	573,620
Xcel Energy, Inc.	12,171	794,766
Yum! Brands, Inc.	67,405	9,417,153
Zimmer Biomet Holdings, Inc.	6,799	733,952
		953,008,275

Total Common Stocks (cost $1,172,959,994)		1,420,893,546
Preferred Stocks — 0.1%
Brazil — 0.1%
Banco Bradesco SA (PRFC)	12,951	35,090
Cia Energetica de Minas Gerais (PRFC)	36,836	77,422
Gerdau SA (PRFC)	29,657	104,197
Itausa SA (PRFC)	68,581	139,864
Petroleo Brasileiro SA (PRFC)	74,356	492,458
		849,031
United States — 0.0%
Claire’s Stores, Inc., CVT*^	299	527,932

Total Preferred Stocks (cost $809,669)		1,376,963

Units
Warrants* — 0.0%
United States
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG, expiring 09/24/27^	917	9,170
(cost $9)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities — 1.6%
United States
Ally Auto Receivables Trust,
Series 2022-02, Class A3
4.760%	05/17/27	928	$928,333
Series 2022-03, Class A3
5.070%	04/15/27	998	999,453
American Express Credit Account Master Trust,
Series 2021-01, Class A
0.900%	11/15/26	1,300	1,293,486
Series 2022-02, Class A
3.390%	05/15/27	1,250	1,241,001
Amur Equipment Finance Receivables X LLC,
Series 2022-01A, Class A2, 144A
1.640%	10/20/27	275	272,340
ARI Fleet Lease Trust,
Series 2023-A, Class A2, 144A
5.410%	02/17/32	416	417,170
BA Credit Card Trust,
Series 2022-A01, Class A1
3.530%	11/15/27	410	407,185
BMW Vehicle Lease Trust,
Series 2023-01, Class A3
5.160%	11/25/25	451	450,978
Series 2023-02, Class A3
5.990%	09/25/26	1,348	1,360,798
Capital One Multi-Asset Execution Trust,
Series 2022-A02, Class A
3.490%	05/15/27	1,389	1,379,723
Capital One Prime Auto Receivables Trust,
Series 2021-01, Class A3
0.770%	09/15/26	281	276,627
Series 2022-01, Class A3
3.170%	04/15/27	871	862,672
Series 2023-01, Class A3
4.870%	02/15/28	1,040	1,045,200
CarMax Auto Owner Trust,
Series 2021-04, Class A3
0.560%	09/15/26	151	148,046
Series 2022-01, Class A3
1.470%	12/15/26	379	372,238
Chesapeake Funding LLC,
Series 2023-02A, Class A1, 144A
6.160%	10/15/35	433	440,674
Dell Equipment Finance Trust,
Series 2023-03, Class A2, 144A
6.100%	04/23/29	161	162,109
Discover Card Execution Note Trust,
Series 2022-A01, Class A1
1.960%	02/15/27	733	725,218
Series 2022-A03, Class A3
3.560%	07/15/27	536	532,152
Enterprise Fleet Financing LLC,
Series 2023-01, Class A2, 144A
5.510%	01/22/29	797	801,746
Series 2023-02, Class A2, 144A
5.560%	04/22/30	1,219	1,231,162
Series 2023-03, Class A2, 144A
6.400%	03/20/30	593	605,902

A10

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
Ford Credit Auto Lease Trust,
Series 2024-A, Class A3
5.060%	05/15/27	385	$387,937
Ford Credit Auto Owner Trust,
Series 2021-A, Class A4
0.490%	09/15/26	255	251,985
Series 2022-C, Class A3
4.480%	12/15/26	870	868,427
Series 2022-D, Class A3
5.270%	05/17/27	454	456,632
Series 2024-C, Class A3
4.070%	07/15/29	750	749,527
GM Financial Consumer Automobile Receivables Trust,
Series 2021-01, Class A4
0.540%	05/17/27	115	114,369
Series 2021-02, Class A4
0.820%	10/16/26	971	951,684
Series 2022-01, Class A3
1.260%	11/16/26	505	498,456
Series 2022-02, Class A3
3.100%	02/16/27	415	411,035
Honda Auto Receivables Owner Trust,
Series 2022-02, Class A3
3.730%	07/20/26	488	485,465
Series 2023-01, Class A3
5.040%	04/21/27	259	260,310
HPEFS Equipment Trust,
Series 2024-01A, Class A3, 144A
5.180%	05/20/31	500	504,300
Hyundai Auto Receivables Trust,
Series 2020-C, Class A4
0.490%	11/16/26	114	113,968
Series 2021-C, Class A3
0.740%	05/15/26	153	151,683
Series 2022-B, Class A3
3.720%	11/16/26	1,253	1,247,871
John Deere Owner Trust,
Series 2024-B, Class A2A
5.420%	05/17/27	1,313	1,323,884
Mercedes-Benz Auto Receivables Trust,
Series 2022-01, Class A3
5.210%	08/16/27	1,280	1,286,287
Porsche Financial Auto Securitization Trust,
Series 2023-01A, Class A3, 144A
4.810%	09/22/28	488	489,386
Tesla Auto Lease Trust,
Series 2023-A, Class A2, 144A
5.860%	08/20/25	604	604,883
Series 2023-B, Class A2, 144A
6.020%	09/22/25	244	244,621
Toyota Auto Receivables Owner Trust,
Series 2022-A, Class A3
1.230%	06/15/26	505	499,233
Series 2022-B, Class A3
2.930%	09/15/26	263	261,193
Series 2023-A, Class A3
4.630%	09/15/27	589	590,412
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
Toyota Lease Owner Trust,
Series 2023-A, Class A2, 144A
5.300%	08/20/25	107	$106,977
USAA Auto Owner Trust,
Series 2022-A, Class A3, 144A
4.860%	11/16/26	181	181,255
Verizon Master Trust,
Series 2022-02, Class A
1.530%	07/20/28	1,400	1,385,903
Series 2023-05, Class A1A
5.610%	09/08/28	1,364	1,378,844
Series 2024-01, Class A1A
5.000%	12/20/28	492	495,687
Volkswagen Auto Lease Trust,
Series 2023-A, Class A3
5.810%	10/20/26	2,328	2,355,346
Volkswagen Auto Loan Enhanced Trust,
Series 2023-02, Class A2A
5.720%	03/22/27	625	628,197
World Omni Auto Receivables Trust,
Series 2021-A, Class A4
0.480%	09/15/26	110	108,319
Series 2023-A, Class A3
4.830%	05/15/28	1,063	1,065,388

Total Asset-Backed Securities (cost $36,198,461)			36,413,677
Commercial Mortgage-Backed Security — 0.0%
United States
LB-UBS Commercial Mortgage Trust,
Series 2006-C06, Class AJ
5.452%(cc)	09/15/39	540	179,685
(cost $530,160)
Corporate Bonds — 3.5%
Australia — 0.1%
Glencore Funding LLC,
Gtd. Notes, 144A
4.000%	04/16/25	1,033	1,027,500
National Australia Bank Ltd.,
Sr. Unsec’d. Notes
5.087%	06/11/27(a)	535	548,703
			1,576,203
Germany — 0.2%
BMW US Capital LLC,
Gtd. Notes, 144A
3.300%	04/06/27	561	548,587
4.600%	08/13/27(a)	495	500,757
Gtd. Notes, 144A, SOFR Index + 0.550%
5.864%(c)	04/02/26	646	645,628
Daimler Truck Finance North America LLC,
Gtd. Notes, 144A
3.500%	04/07/25	1,015	1,007,906
EMD Finance LLC,
Gtd. Notes, 144A
3.250%	03/19/25	1,036	1,027,001

A11

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Germany (cont’d.)
Volkswagen Group of America Finance LLC,
Gtd. Notes, 144A
3.350%	05/13/25	316	$312,870
Gtd. Notes, 144A, SOFR + 0.830%
5.704%(c)	03/20/26	700	700,788
			4,743,537
Netherlands — 0.0%
Cooperatieve Rabobank UA,
Sr. Preferred Notes, MTN
3.375%	05/21/25(a)	1,389	1,378,562
United Kingdom — 0.0%
Astrazeneca Finance LLC,
Gtd. Notes
4.800%	02/26/27	395	402,334
United States — 3.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25	1,112	1,104,321
3.800%	03/15/25	615	612,656
American Express Co.,
Sr. Unsec’d. Notes
3.950%	08/01/25	285	283,830
Sr. Unsec’d. Notes, SOFR + 0.760%
5.854%(c)	02/13/26(a)	395	396,070
Amgen, Inc.,
Sr. Unsec’d. Notes
3.125%	05/01/25(a)	695	688,683
Analog Devices, Inc.,
Sr. Unsec’d. Notes
3.450%	06/15/27	559	551,244
Arizona Public Service Co.,
Sr. Unsec’d. Notes
3.150%	05/15/25	1,045	1,033,216
Athene Global Funding,
Sr. Sec’d. Notes, 144A, MTN
4.860%	08/27/26	626	630,287
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.250%	04/15/25	577	571,848
3.625%	04/15/25	115	114,196
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes, GMTN
3.450%	06/01/25	1,393	1,382,147
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
1.319%(ff)	06/19/26	426	415,499
Sr. Unsec’d. Notes, MTN, 3 Month SOFR + 1.032%
6.274%(c)	02/05/26	1,310	1,312,705
Bank of New York Mellon (The),
Sr. Unsec’d. Notes, MTN, SOFR + 0.450%
5.363%(c)	03/13/26	376	375,331
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, SOFR + 0.620% (Cap N/A, Floor 0.000%)
5.806%(c)	04/25/25	836	836,657
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Sr. Unsec’d. Notes, MTN
1.600%	04/24/25	856	$841,571
Biogen, Inc.,
Sr. Unsec’d. Notes
4.050%	09/15/25	688	684,439
Boston Scientific Corp.,
Sr. Unsec’d. Notes
1.900%	06/01/25	1,051	1,031,342
Brighthouse Financial Global Funding,
Sec’d. Notes, 144A, MTN
5.550%	04/09/27	478	488,025
Bunge Ltd. Finance Corp.,
Gtd. Notes
1.630%	08/17/25	348	338,790
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.250%	06/15/27	452	444,779
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.750%	09/15/25	620	615,386
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
3.500%	04/22/25	161	160,078
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN, SOFR + 0.450%
5.525%(c)	11/14/24	566	566,006
Sr. Unsec’d. Notes, MTN, SOFR + 0.450% (Cap N/A, Floor 0.000%)
5.745%(c)	01/06/25	500	499,969
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
2.450%	03/03/27	574	551,211
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A
3.400%	12/01/26	292	286,544
Cigna Group (The),
Gtd. Notes
3.250%	04/15/25(a)	316	313,348
Citibank NA,
Sr. Unsec’d. Notes, SOFR Index + 0.590%
5.754%(c)	04/30/26(a)	339	338,972
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.014%(ff)	01/25/26	354	350,423
3.300%	04/27/25(a)	688	682,207
CMS Energy Corp.,
Sr. Unsec’d. Notes
3.000%	05/15/26	706	689,280
Columbia Pipeline Group, Inc.,
Gtd. Notes
4.500%	06/01/25	820	817,727
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
3.500%	04/04/25	676	670,801
Corebridge Global Funding,
Sec’d. Notes, 144A
4.650%	08/20/27	137	138,646

A12

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
5.350%	06/24/26(a)	513	$522,395
Sr. Sec’d. Notes, 144A
5.750%	07/02/26	173	177,413
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
3.900%	10/01/25	461	458,160
DTE Energy Co.,
Sr. Unsec’d. Notes, Series C
2.529%(c)	10/01/24	681	681,000
Eastern Energy Gas Holdings LLC,
Sr. Unsec’d. Notes, Series A
2.500%	11/15/24	719	716,138
Eastman Chemical Co.,
Sr. Unsec’d. Notes
3.800%	03/15/25	55	54,670
Ecolab, Inc.,
Sr. Unsec’d. Notes
2.700%	11/01/26(a)	567	552,597
Entergy Corp.,
Sr. Unsec’d. Notes
0.900%	09/15/25	277	267,635
Enterprise Products Operating LLC,
Gtd. Notes
4.600%	01/11/27	416	421,266
ERP Operating LP,
Sr. Unsec’d. Notes
3.375%	06/01/25	496	491,109
Estee Lauder Cos., Inc. (The),
Sr. Unsec’d. Notes
3.150%	03/15/27	559	547,736
Eversource Energy,
Sr. Unsec’d. Notes, Series L
2.900%	10/01/24(a)	1,016	1,016,000
Exelon Corp.,
Sr. Unsec’d. Notes
3.950%	06/15/25	203	201,925
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.200%	07/01/26	434	426,470
Fox Corp.,
Sr. Unsec’d. Notes
3.050%	04/07/25	694	687,252
General Mills, Inc.,
Sr. Unsec’d. Notes
4.000%	04/17/25	688	684,883
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.500%	02/01/25	1,367	1,360,544
Goldman Sachs Bank USA,
Sr. Unsec’d. Notes, SOFR + 0.770%
5.656%(c)	03/18/27	498	498,082
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.750%	05/22/25(a)	859	853,631
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Healthpeak OP LLC,
Gtd. Notes
3.400%	02/01/25	788	$783,238
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
5.900%	10/01/24	356	356,000
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
5.100%	12/24/25(a)	331	335,356
HSBC USA, Inc.,
Sr. Unsec’d. Notes
5.625%	03/17/25	796	798,454
Humana, Inc.,
Sr. Unsec’d. Notes
4.500%	04/01/25	498	496,474
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
4.300%	09/24/27	421	419,885
5.450%	06/24/26	312	317,185
5.800%	06/26/25	551	554,980
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
3.650%	05/23/25	1,361	1,351,505
Jackson National Life Global Funding,
Sec’d. Notes, 144A
5.550%	07/02/27	157	161,221
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
4.950%	06/06/25	128	128,470
Johnson Controls International PLC,
Sr. Unsec’d. Notes
3.900%	02/14/26	571	566,737
Kentucky Utilities Co.,
First Mortgage
3.300%	10/01/25	135	133,626
Keurig Dr. Pepper, Inc.,
Gtd. Notes
4.417%	05/25/25	688	686,564
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
3.832%	04/27/25	691	687,010
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
4.700%	05/01/25	596	595,193
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series EE
5.750%	05/01/25	491	492,683
MassMutual Global Funding II,
Sec’d. Notes, 144A, SOFR + 0.870%
5.738%(c)	03/21/25	986	988,550
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A
4.400%	06/30/27(a)	547	552,735
Microchip Technology, Inc.,
Gtd. Notes
4.250%	09/01/25	684	681,527

A13

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Mid-America Apartments LP,
Sr. Unsec’d. Notes
4.000%	11/15/25	675	$671,763
MidAmerican Energy Co.,
First Mortgage
3.500%	10/15/24(a)	219	218,823
Mondelez International, Inc.,
Sr. Unsec’d. Notes
1.500%	05/04/25	886	868,646
Morgan Stanley Bank NA,
Sr. Unsec’d. Notes
5.479%	07/16/25(a)	584	588,586
Sr. Unsec’d. Notes, SOFR + 0.780%
6.004%(c)	07/16/25	759	761,339
Mutual of Omaha Cos. Global Funding,
Sec’d. Notes, 144A
5.350%	04/09/27(a)	500	512,759
National Rural Utilities Cooperative Finance Corp.,
Sr. Unsec’d. Notes
4.120%	09/16/27	328	330,266
New York Life Global Funding,
Sec’d. Notes, 144A, MTN
3.900%	10/01/27	500	498,892
Sec’d. Notes, 144A, MTN, SOFR Index + 0.930%
6.244%(c)	04/02/26	1,339	1,348,158
Sr. Sec’d. Notes, 144A
0.950%	06/24/25	1,377	1,340,904
Sr. Sec’d. Notes, 144A, MTN
5.450%	09/18/26	529	543,720
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
5.749%	09/01/25	1,020	1,030,699
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A
3.508%	10/01/24	170	170,000
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
2.930%	01/15/25	1,030	1,023,526
Northwestern Mutual Global Funding,
Sr. Sec’d. Notes, 144A, MTN
4.110%	09/12/27	323	324,332
Nucor Corp.,
Sr. Unsec’d. Notes
2.000%	06/01/25(a)	1,411	1,386,216
Omnicom Group, Inc./Omnicom Capital, Inc.,
Sr. Unsec’d. Notes
3.650%	11/01/24	1,014	1,012,345
Oracle Corp.,
Sr. Unsec’d. Notes
2.650%	07/15/26	716	696,318
Otis Worldwide Corp.,
Sr. Unsec’d. Notes
2.056%	04/05/25	690	680,433
Pacific Life Global Funding II,
Sec’d. Notes, 144A, SOFR + 0.600% (Cap N/A, Floor 0.000%)
5.469%(c)	03/27/26	104	104,059
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Sr. Sec’d. Notes, 144A, SOFR + 0.620%
5.596%(c)	06/04/26(a)	450	$449,995
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
2.400%	10/01/24	1,359	1,359,000
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.700%	11/01/24	579	577,683
PepsiCo, Inc.,
Sr. Unsec’d. Notes, SOFR Index + 0.400%
5.494%(c)	02/13/26	1,180	1,181,321
5.499%(c)	11/12/24	179	178,927
Phillips 66,
Gtd. Notes
3.850%	04/09/25	363	360,993
Principal Financial Group, Inc.,
Gtd. Notes
3.400%	05/15/25(a)	712	705,541
Principal Life Global Funding II,
Sec’d. Notes, 144A
4.600%	08/19/27	220	223,000
Sr. Sec’d. Notes, 144A
5.000%	01/16/27	543	553,194
Realty Income Corp.,
Sr. Unsec’d. Notes
3.875%	04/15/25(a)	595	591,857
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	03/01/25(a)	438	438,497
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	05/29/27	539	550,024
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
4.250%	08/08/25	682	680,267
Sonoco Products Co.,
Sr. Unsec’d. Notes
1.800%	02/01/25	696	688,338
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes, Series N
1.650%	03/15/26	720	694,429
State Street Corp.,
Sr. Unsec’d. Notes
4.857%(ff)	01/26/26	1,150	1,148,764
Stryker Corp.,
Sr. Unsec’d. Notes
1.150%	06/15/25(a)	1,071	1,044,974
Sysco Corp.,
Gtd. Notes
3.750%	10/01/25	674	669,274
Take-Two Interactive Software, Inc.,
Sr. Unsec’d. Notes
3.550%	04/14/25	617	612,351
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
1.215%	10/18/24	1,378	1,375,187

A14

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
T-Mobile USA, Inc.,
Gtd. Notes
3.500%	04/15/25(a)	692	$686,706
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN, SOFR + 0.350% (Cap N/A, Floor 0.000%)
5.190%(c)	04/14/25(a)	577	577,022
Ventas Realty LP,
Gtd. Notes
2.650%	01/15/25	434	430,403
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.000%	09/15/25	289	287,242
Zoetis, Inc.,
Sr. Unsec’d. Notes
5.400%	11/14/25	835	842,876
			73,544,182

Total Corporate Bonds (cost $81,351,594)			81,644,818
Floating Rate and Other Loans — 0.0%
United States
Claire’s Stores, Inc.,
Term Loan B, 1 Month SOFR + 6.600%
11.842%(c)	12/18/26	529	440,327
Moran Foods LLC,
First Lien A R 2023 FLFO PIK Term Loan
—%(p)	06/30/26^	191	154,439
First Lien A R 2023 FLSO PIK Term Loan
—%(p)	06/30/26^	130	69,142
Super Senior DDTL
—%(p)	06/30/26^	5	5,205

Total Floating Rate and Other Loans (cost $778,045)			669,113
U.S. Treasury Obligations — 1.6%
U.S. Treasury Notes
4.125%	01/31/25(k)	36,913	36,845,230
4.625%	11/15/26	1,300	1,325,898

Total U.S. Treasury Obligations (cost $38,144,607)			38,171,128

Total Long-Term Investments (cost $1,840,165,399)			2,133,120,784

Shares
Short-Term Investments — 10.8%
Affiliated Mutual Funds — 10.5%
PGIM Core Ultra Short Bond Fund(wa)	179,506,490	179,506,490
	Shares	Value
Affiliated Mutual Funds (continued)
PGIM Institutional Money Market Fund (7-day effective yield 5.160%) (cost $63,800,902; includes $63,525,201 of cash collateral for securities on loan)(b)(wa)	63,830,049	$63,804,517

Total Affiliated Mutual Funds (cost $243,307,392)		243,311,007

Interest Rate	Maturity Date	Principal Amount (000)#
Certificate of Deposit — 0.1%
Bank of Nova Scotia
SOFR + 0.340% (Cap N/A, Floor 0.000%)
5.180%(c)	06/04/25	1,342	1,342,927
(cost $1,342,000)
Commercial Paper(n) — 0.2%
Cisco Systems, Inc., 144A
5.241%	01/24/25	1,300	1,281,028
CNH Industrial Capital LLC
5.308%	12/06/24	700	693,638
Coca-Cola Co. (The)
5.240%	03/06/25	535	524,743
CRH America Finance, Inc.
4.895%	12/17/24	862	852,927
The Procter & Gamble Co.
4.909%	04/21/25	591	576,741
Walt Disney Co. (The)
5.608%	01/21/25	1,257	1,238,675

Total Commercial Paper (cost $5,159,471)				5,167,752

Total Short-Term Investments (cost $249,808,863)				249,821,686

TOTAL INVESTMENTS—102.8% (cost $2,089,974,262)				2,382,942,470

Liabilities in excess of other assets(z) — (2.8)%				(64,494,141)

Net Assets — 100.0%				$2,318,448,329

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar

A15

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
BARC	Barclays Bank PLC
BATE	CBOE- Europe – BXE Order Books
BTP	Buoni del Tesoro Poliennali
CITI	Citibank, N.A.
CVT	Convertible Security
DJ	Dow Jones
EAFE	Europe, Australasia, Far East
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
HSBC	HSBC Bank PLC
LP	Limited Partnership
ML	Merrill Lynch International
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NVDR	Non-voting Depositary Receipt
OOTC	OTC Bulletin Board – Other OTC
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
RBC	Royal Bank of Canada
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SSB	State Street Bank & Trust Company
TD	The Toronto-Dominion Bank
TOPIX	Tokyo Stock Price Index
UTS	Unit Trust Security
XHKG	Hong Kong Stock Exchange
XLON	London Stock Exchange
XSHE	Shenzhen Stock Exchange

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $820,063 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $62,157,671; cash collateral of $63,525,201 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
557	2 Year U.S. Treasury Notes	Dec. 2024	$115,990,899	$451,477
467	5 Year U.S. Treasury Notes	Dec. 2024	51,315,272	192,432
932	10 Year Australian Treasury Bonds	Dec. 2024	74,998,563	(267,942)
1,410	10 Year U.S. Treasury Notes	Dec. 2024	161,136,562	(289,374)
185	30 Year U.S. Ultra Treasury Bonds	Dec. 2024	24,622,344	(401,962)
582	DJ US Real Estate Index	Dec. 2024	22,907,520	(219,589)
1,763	Euro-BTP Italian Government Bond	Dec. 2024	238,382,865	2,980,887
269	Japanese Yen Currency	Dec. 2024	23,640,056	(318,122)
235	Mini MSCI EAFE Index	Dec. 2024	29,231,650	563,785
1,111	Mini MSCI Emerging Markets Index	Dec. 2024	65,143,485	2,871,918
315	S&P 500 E-Mini Index	Dec. 2024	91,574,438	1,944,334
309	S&P E-Mini Communication Services Index	Dec. 2024	36,886,875	1,316,488
442	TOPIX Index	Dec. 2024	81,419,029	2,667,153
269	XAF Financial Index	Dec. 2024	37,939,088	329,525
157	XAK Technology Index	Dec. 2024	36,102,150	1,050,013
A16

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Futures contracts outstanding at September 30, 2024 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
438	XAU Utilities Index	Dec. 2024	$36,056,160	$967,095
				13,838,118
Short Positions:
1,471	10 Year Euro-Bund	Dec. 2024	220,923,897	(1,183,028)
80	10 Year Japanese Bonds	Dec. 2024	80,514,872	176,559
195	20 Year U.S. Treasury Bonds	Dec. 2024	24,216,563	(18,607)
657	Russell 2000 E-Mini Index	Dec. 2024	73,886,220	(1,413,262)
238	XAB Materials Index	Dec. 2024	24,575,880	(998,891)
311	XAP Consumer Staples Index	Dec. 2024	26,332,370	248,800
				(3,188,429)
				$10,649,689
Forward foreign currency exchange contracts outstanding at September 30, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/29/24	BARC	AUD	13,187	$8,713,641	$9,121,067	$407,426	$—
British Pound,
Expiring 10/29/24	CITI	GBP	720	942,220	962,184	19,964	—
Expiring 10/29/24	ML	GBP	2,296	3,068,070	3,069,085	1,015	—
Expiring 10/29/24	RBC	GBP	1,731	2,317,757	2,314,175	—	(3,582)
Canadian Dollar,
Expiring 10/29/24	SSB	CAD	19,344	14,067,368	14,312,672	245,304	—
Danish Krone,
Expiring 10/29/24	BARC	DKK	6,328	922,932	946,459	23,527	—
Euro,
Expiring 10/29/24	BARC	EUR	709	792,089	789,685	—	(2,404)
Expiring 10/29/24	BARC	EUR	701	773,199	780,837	7,638	—
Expiring 10/29/24	CITI	EUR	969	1,070,622	1,080,214	9,592	—
Expiring 10/29/24	RBC	EUR	969	1,055,052	1,080,295	25,243	—
Japanese Yen,
Expiring 10/22/24	CITI	JPY	3,301,914	23,580,130	23,048,599	—	(531,531)
Expiring 10/29/24	BARC	JPY	372,898	2,547,302	2,605,757	58,455	—
Expiring 10/29/24	BARC	JPY	75,857	525,790	530,077	4,287	—
Expiring 10/29/24	BARC	JPY	75,805	499,912	529,713	29,801	—
Expiring 10/29/24	CITI	JPY	2,376,700	15,574,061	16,608,024	1,033,963	—
Expiring 10/29/24	RBC	JPY	118,365	823,440	827,114	3,674	—
Expiring 10/29/24	RBC	JPY	86,801	616,943	606,553	—	(10,390)
Expiring 10/29/24	SSB	JPY	179,358	1,261,955	1,253,325	—	(8,630)
Expiring 10/29/24	SSB	JPY	122,629	865,966	856,913	—	(9,053)
Expiring 10/29/24	SSB	JPY	103,092	726,958	720,389	—	(6,569)
Expiring 10/29/24	SSB	JPY	79,640	566,349	556,510	—	(9,839)
Norwegian Krone,
Expiring 10/22/24	BARC	NOK	483,042	45,241,752	45,784,414	542,662	—
Singapore Dollar,
Expiring 10/29/24	CITI	SGD	1,438	1,088,586	1,120,501	31,915	—
Swedish Krona,
Expiring 10/22/24	BARC	SEK	358,284	35,024,276	35,317,837	293,561	—
Expiring 10/29/24	SSB	SEK	19,213	1,785,484	1,894,630	109,146	—
Swiss Franc,
Expiring 10/29/24	BARC	CHF	1,011	1,198,481	1,198,740	259	—
A17

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 10/29/24	BARC	CHF	709	$841,760	$840,495	$—	$(1,265)
Expiring 10/29/24	BARC	CHF	630	745,647	746,625	978	—
Expiring 10/29/24	BARC	CHF	558	658,313	662,218	3,905	—
				$167,896,055	$170,165,107	2,852,315	(583,263)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 10/29/24	BARC	GBP	384	$488,725	$513,115	$—	$(24,390)
Expiring 10/29/24	ML	GBP	563	751,215	752,287	—	(1,072)
Expiring 10/29/24	SSB	GBP	5,829	7,519,143	7,793,060	—	(273,917)
Danish Krone,
Expiring 10/29/24	CITI	DKK	11,706	1,709,564	1,750,958	—	(41,394)
Expiring 10/29/24	ML	DKK	5,320	799,318	795,763	3,555	—
Euro,
Expiring 10/22/24	BARC	EUR	61,953	68,819,122	69,028,967	—	(209,845)
Expiring 10/29/24	BARC	EUR	2,295	2,539,333	2,558,310	—	(18,977)
Expiring 10/29/24	BARC	EUR	1,101	1,219,271	1,227,687	—	(8,416)
Expiring 10/29/24	BARC	EUR	998	1,112,003	1,112,177	—	(174)
Expiring 10/29/24	BARC	EUR	498	555,278	554,893	385	—
Expiring 10/29/24	CITI	EUR	287	312,554	320,323	—	(7,769)
Expiring 10/29/24	ML	EUR	2,721	3,047,609	3,032,787	14,822	—
Expiring 10/29/24	ML	EUR	1,593	1,775,607	1,775,462	145	—
Expiring 10/29/24	ML	EUR	1,068	1,187,470	1,190,162	—	(2,692)
Expiring 10/29/24	ML	EUR	1,039	1,151,399	1,158,302	—	(6,903)
Expiring 10/29/24	RBC	EUR	3,546	3,933,278	3,951,987	—	(18,709)
Expiring 10/29/24	SSB	EUR	1,457	1,619,310	1,624,403	—	(5,093)
Expiring 10/29/24	SSB	EUR	1,371	1,528,151	1,527,679	472	—
Expiring 10/29/24	SSB	EUR	1,077	1,201,121	1,200,500	621	—
Expiring 10/29/24	SSB	EUR	838	935,901	933,989	1,912	—
Expiring 10/29/24	SSB	EUR	682	741,448	759,972	—	(18,524)
Expiring 10/29/24	SSB	EUR	631	697,850	702,898	—	(5,048)
Expiring 10/29/24	SSB	EUR	545	603,555	607,921	—	(4,366)
Hong Kong Dollar,
Expiring 10/29/24	CITI	HKD	6,097	783,645	784,581	—	(936)
Expiring 10/29/24	TD	HKD	34,038	4,369,602	4,380,147	—	(10,545)
Japanese Yen,
Expiring 10/29/24	BARC	JPY	548,022	3,838,359	3,829,498	8,861	—
Expiring 10/29/24	CITI	JPY	102,542	703,178	716,545	—	(13,367)
Expiring 10/29/24	ML	JPY	96,310	673,102	673,001	101	—
Expiring 10/29/24	SSB	JPY	324,791	2,272,926	2,269,592	3,334	—
Singapore Dollar,
Expiring 10/29/24	BARC	SGD	3,367	2,513,946	2,623,792	—	(109,846)
Swiss Franc,
Expiring 10/22/24	BARC	CHF	48,559	57,477,232	57,527,768	—	(50,536)
Expiring 10/29/24	CITI	CHF	3,799	4,324,300	4,504,121	—	(179,821)
Expiring 10/29/24	SSB	CHF	471	555,404	558,750	—	(3,346)
				$181,759,919	$182,741,397	34,208	(1,015,686)
						$2,886,523	$(1,598,949)
A18

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Cross currency exchange contracts outstanding at September 30, 2024:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
10/22/24	Buy	CAD	31,123	EUR	20,707	$—	$(48,105)	CITI
10/22/24	Buy	JPY	3,329,521	CHF	19,612	7,055	—	CITI
						$7,055	$(48,105)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A19